PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT
Schedule of property and equipment
In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at January 1, 2020	$418	$43	$113	$574
Additions	–	13	–	13
Disposals	–	–	–	–
Balance at December 31, 2020	418	$56	$113	$587
Additions	–	3	3	6
Disposals	–	–	–	–
Balance at December 31, 2021	418	$59	$116	$593
Additions	–	-	-	-
Disposals	–	–	–	–
Balance at December 31, 2022	$418	$59	$116	$593

Accumulated depreciation
Balance at January1, 2020	418	37	95	$550
Depreciation for the year	–	4	5	9
Disposals	–	–	–	–
Balance at December 31, 2020	$418	$41	$100	$559
Depreciation for the year	–	7	5	12
Disposals	–	–	–	–
Balance at December 31, 2021	418	$48	$105	$571
Depreciation for the year	–	5	7	12
Disposals	–	–	–	–
Balance at December 31, 2022	$418	$53	$112	$583
Carrying amounts
At December 31, 2020	$-	$15	$13	$28
At December 31, 2021	$-	$11	$11	$22
At December 31, 2022	$-	$6	$4	$10